Share Capital - Additional Information (Detail) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands				1 Months Ended	12 Months Ended
	Mar. 17, 2021 USD ($) $ / shares	Apr. 09, 2020 USD ($) $ / shares shares	Mar. 10, 2020 USD ($) $ / shares shares	Jun. 30, 2019 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CAD ($) $ / shares shares	Dec. 31, 2018 $ / shares shares
Description of share issuances [line items]
Share issuance costs | $					$ 62
Number of share options granted					156,200		359,210
Share-based compensation expense | $					$ 6,751		$ 5,017
Number of other equity instruments outstanding					17,701,156	17,701,156
Weighted average share price of equity instruments granted | $ / shares						$ 11.80		$ 5.30
Proceeds from private placement from related parties | $	$ 40,400
Share Capital
Description of share issuances [line items]
Number of shares issued					242,400,000	242,400,000
Number of shares outstanding					242,354,406	242,354,406	113,452,363	113,452,363		113,452,363	110,425,401
Share issuance costs | $					$ 62
Number of other equity instruments exercised					26,500,000		400,000
Option Plan [member]
Description of share issuances [line items]
Percentage of outstanding stock at grant date					10.00%
Share-based compensation expense | $					$ 600		$ 900
Weighted average exercise price of options exercisable | $ / shares									$ 6,900,000
Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Share-based compensation expense | $					$ 6,200		$ 3,900
Non-adjusting events after reporting period [member]
Description of share issuances [line items]
Par value per share | $ / shares	$ 10.00
Non-adjusting events after reporting period [member] | Private Placement Tranche One [Member]
Description of share issuances [line items]
Proceeds from issuance of private placement | $	$ 67,900
Non-adjusting events after reporting period [member] | Private Placement Tranche Two [Member]
Description of share issuances [line items]
Proceeds from issuance of private placement | $	$ 75,000
Directors Officers And Employees [member] | Option Plan [member]
Description of share issuances [line items]
Number of share options granted					200,000		400,000
Share Purchase Warrants [member]
Description of share issuances [line items]
Number of shares outstanding					369,915	369,915
Proceeds from share issuance | $					$ 171,500		$ 700
Number of other equity instruments issued					16,626,569
Weighted average exercise price of other equity instruments outstanding | $ / shares									$ 14.00	$ 12.00	$ 11.90
Number of other equity instruments exercised					20,976,625		363,235
Performance Based Restricted Share Units [member]
Description of share issuances [line items]
Number of shares outstanding					319,286	319,286
Number of other equity instruments issued							(129,706)
Number of other equity instruments exercised					179,938
Number of other equity instruments granted					213,600		143,740
Performance Based Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments issued					200,000		100,000
Fair value of cash settled share-based payment awards | $					$ 2,300	$ 2,300	$ 0	$ 0
Performance Based Restricted Share Units [member] | Bottom of range [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Award vesting percentage					0.00%
Performance Based Restricted Share Units [member] | Top of range [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Award vesting percentage					200.00%
Performance Based Restricted Share Units [member] | Directors Officers And Employees [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments granted					200,000		100,000
Restricted Share Units [member]
Description of share issuances [line items]
Number of other equity instruments issued							(220,289)
Number of other equity instruments exercised					463,608
Number of other equity instruments granted					375,017		488,560
Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments issued					500,000		200,000
Number of other equity instruments granted					400,000		500,000
Weighted average share price of other equity instruments granted | $ / shares						$ 11.25		$ 5.65
Cash Settled Restricted Share Units [member]
Description of share issuances [line items]
Number of other equity instruments issued					(65,900)
Number of other equity instruments granted					78,900		168,800
Cash Settled Restricted Share Units [member] | Equinox Gold Restricted Share Unit Plan [member]
Description of share issuances [line items]
Number of other equity instruments granted					100,000		200,000
Weighted average grant date fair value of other equity instruments | $										$ 10,520
Fair value of cash settled share-based payment awards | $					$ 1,200	$ 1,200	$ 200	$ 200
Deferred share units [Member]
Description of share issuances [line items]
Number of other equity instruments granted					8,266
Total fair value of DSU outstanding | $					$ 1,300	$ 1,300	$ 0	$ 0
Weighted average price per unit | $ / shares						$ 16.44
Non Brokered Private Placement [member]
Description of share issuances [line items]
Number of shares issued during the period			6,472,491
Proceeds from share issuance | $			$ 40,000
Share issuance costs | $			$ 100
Weighted average share price of equity instruments granted | $ / shares			$ 6.18
Non Brokered Private Placement [member] | Chairman [member]
Description of share issuances [line items]
Proceeds from share issuance | $			$ 36,000
Pacific Road Resources Funds [member]
Description of share issuances [line items]
Number of shares issued during the period		461,947
Proceeds from share issuance | $		$ 2,900
Weighted average share price of equity instruments granted | $ / shares		$ 6.18
Sandstorm [member]
Description of share issuances [line items]
Number of shares issued during the period				2,200,000